Other Long-term Assets	12 Months Ended
Dec. 31, 2016
Other Long-term Assets
Other Long-term Assets

10.Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2015	2016
	RMB	RMB
Copyrights, licenses and domain names	190,983	254,067
Staff housing loans	77,962	105,208
Non-current deposits	25,040	88,398
Others	24,260	52,075

	318,245	499,748

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 1.5% to 3.5% per annum for the years ended December 31, 2015 and 2016, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2015 and 2016 amounted to approximately RMB34.1 million and RMB45.5 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).